Impairment testing (Details 3) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member] - Cash-generating units [Member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Definite lived Product and marketing rights carrying amount	£ 1,995	£ 3,557	£ 15,477
Indefinite lived goodwill carrying amount	£ 11,152	£ 12,197	£ 10,165
Valuation Basis	Value in use	Value in use	Value in use